Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (7,413)	€ (5,842)
Social security contributions | €	(2,737)	(2,317)
Adjustments for provisions | €	(69)	(84)
Profit sharing granted to employees | €	0	0
Other short-term employee benefits | €	(274)	(148)
Employee benefits expense | €	€ (10,492)	€ (8,391)
Average number of employees | employee	152	127
Number of employees | employee	154	134
Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	77	65
Services Related To Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	19	17
Administration And Management [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	56	50
Marketing And Commercial [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	2	2